Annual Fund Operating Expenses	Sep. 17, 2025
Pictet AI & Automation ETF | Pictet AI & Automation ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.70%
Pictet Cleaner Planet ETF | Pictet Cleaner Planet ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.70%
Pictet AI Enhanced International Equity ETF | Pictet AI Enhanced International Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.30%
Pictet Emerging Markets Rising Economies ETF | Pictet Emerging Markets Rising Economies ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	0.63%
Pictet Emerging Markets Debt ETF | Pictet Emerging Markets Debt ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.60%

[1]	Based on estimated amounts for the current fiscal year.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Based on estimated amounts for the current fiscal year.
[4]	Based on estimated amounts for the current fiscal year.
[5]	Based on estimated amounts for the current fiscal year.